Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Assets and liabilities held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disposal groups	$ 9,713	$ 27,126
Unallocated impairment losses	(93)	(31)
Non-current assets held for sale	1,495	139
Assets held for sale	11,115	27,234
Liabilities of disposal groups held for sale	$ 23,382	$ 29,011